PROMISSORY NOTES (Tables)	12 Months Ended
Jan. 31, 2024
Short-Term Debt [Line Items]
Schedule of convertible debt [Table Text Block]
$
Balance, January 31, 2022	1,281,442
Payment	(41,600)
Interest expense	1,600
Effect of foreign exchange	(85,183)
Balance, January 31, 2024 and 2023	1,156,259

Schedule of promissory notes [Table Text Block]
$
Balance, January 31, 2022	8,106,667
Repayments	(6,080,000)
Balance, January 31, 2023	2,026,667
Repayments	(2,026,667)
Balance, January 31, 2024	-